Restructuring and Acquisition Integration Charges (Schedule of Segment Restructuring Charges) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	$ 11	$ 2	$ 17	$ 33	$ 60
Medical Systems [Member]
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	7	1	12	18	34
Medical Systems [Member] | Employee-Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges			12	14	33
Medical Systems [Member] | Facility Exit And Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges				4	1
Procedural Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	4	1	5	15	26
Procedural Solutions [Member] | Employee-Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges			3	13	18
Procedural Solutions [Member] | Facility Exit And Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges			$ 2	$ 2	$ 8